Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unconsolidated structured entities
Unconsolidated structured entities
Liquidity facilities/loan commitments	£ 2,572	£ 2,154
Guarantees	234	61
Maximum exposure	9,298	10,425
Assets transferred to sponsored entities	0	0
Income arising from sponsored entities	11	18
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(692)	(611)
Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	1,100	1,152
Unconsolidated structured entities | Held-for-trading | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	475	628
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	777	395
Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	5,392	7,058
Unconsolidated structured entities | Other than held-for-trading | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	1,363	2,210
Asset backed securitisation vehicles
Unconsolidated structured entities
Liquidity facilities/loan commitments	2,117	1,397
Guarantees	229	55
Maximum exposure	8,460	8,508
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(561)	(509)
Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	983	1,015
Asset backed securitisation vehicles | Held-for-trading | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	380	588
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	660	318
Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	5,131	6,041
Asset backed securitisation vehicles | Other than held-for-trading | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	1,243	1,339
Investment funds and other
Unconsolidated structured entities
Liquidity facilities/loan commitments	455	757
Guarantees	5	6
Maximum exposure	838	1,921
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(131)	(102)
Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	117	137
Investment funds and other | Held-for-trading | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	95	40
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	117	77
Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	261	1,017
Investment funds and other | Other than held-for-trading | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	120	871
Debt securities | Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	536	646
Debt securities | Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	4,029	4,848
Debt securities | Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	504	618
Debt securities | Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	3,888	4,702
Debt securities | Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	32	28
Debt securities | Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	141	146
Equity shares | Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	4	94
Equity shares | Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	£ 4	£ 94